COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	13.4%
BANKS	2.7%
Bank of America Corp., 6.00%, Series GG(a)		119,277	$3,105,973
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		117,194	3,088,062
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		59,037	1,542,637
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		96,350	2,529,187
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		2,271	59,205
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		94,985	2,488,607
Texas Capital Bancshares, Inc., 5.75%, Series B(a)		99,750	2,493,750
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		129,597	3,150,503

			18,457,924

ELECTRIC	1.9%
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		114,201	2,853,883
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		351,462	10,343,527

			13,197,410

ENERGY—FOREIGN	0.2%
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a),(b)		80,873	1,339,096

FINANCIAL	1.4%
DIVERSIFIED FINANCIAL SERVICES	1.0%
Oaktree Capital Group LLC, 6.625%, Series A(a)		58,741	1,526,679
Oaktree Capital Group LLC, 6.55%, Series B(a)		88,842	2,342,763
Synchrony Financial, 5.625%, Series A(a)		134,646	3,279,977

			7,149,419

INVESTMENT BANKER/BROKER	0.4%
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		96,379	2,561,754

TOTAL FINANCIAL			9,711,173

INDUSTRIALS—CHEMICALS	1.2%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		46,441	1,230,687
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		129,600	3,407,184
CHS, Inc., 7.50%, Series 4(a)		143,950	3,984,536

			8,622,407

INSURANCE	1.9%
LIFE/HEALTH INSURANCE	0.6%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		89,325	2,363,539
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		55,711	1,478,013

			3,841,552

		Shares	Value
MULTI-LINE	0.8%
Allstate Corp./The, 5.625%, Series G(a)		39,227	$997,150
American International Group, Inc., 5.85%, Series A(a)		78,504	2,037,964
Hartford Financial Services Group, Inc./The, 6.00%, Series G(a)		16,114	432,339
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b)		82,600	2,050,958

			5,518,411

REINSURANCE—FOREIGN	0.5%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		16,088	410,244
SiriusPoint Ltd., 8.00% to 2/26/26, Series B (Bermuda)(a),(b)		114,800	3,015,796

			3,426,040

TOTAL INSURANCE			12,786,003

INTEGRATED TELECOMMUNICATIONS SERVICES	1.2%
Telephone and Data Systems, Inc., 6.625%, Series UU(a)		98,266	2,431,101
United States Cellular Corp., 5.50%, due 3/1/70		161,519	3,626,101
United States Cellular Corp., 5.50%, due 6/1/70		95,910	2,156,057

			8,213,259

PIPELINES	2.1%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		237,576	5,863,376
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		340,585	8,432,884

			14,296,260

PIPELINES—FOREIGN	0.7%
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)(a),(b)		86,582	1,314,503
Enbridge, Inc., 3.043% to 6/1/25, Series 13 (Canada)(a),(b)		45,374	672,906
Enbridge, Inc., 4.959% to 9/1/22, Series L (Canada)(a),(b)		135,041	3,045,175

			5,032,584

UTILITIES—GAS	0.1%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		18,058	484,857

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$91,948,481)			92,140,973

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	126.4%
BANKS	42.5%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		36,200	†	$3,837,200
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$2,044,000		1,930,425
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		6,340,000		5,785,250
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		7,213,000		7,292,704
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		9,710,000		10,134,812
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		12,684,000		13,143,161
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		2,671,000		2,853,830
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		6,692,000		7,009,870
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		8,893,000		8,403,885
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		3,000,000		2,887,500
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a),(b)		1,796,000		1,687,118
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		3,000,000		2,977,500
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		9,100,000		9,261,707
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		1,557,000		1,577,397
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		11,213,000		11,443,427
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		4,017,000		4,204,594
Citigroup, Inc., 6.30% to 5/15/24, Series M(a),(b)		3,460,000		3,486,815
Citizens Financial Group, Inc., 4.00% to 10/6/26, Series G(a),(b)		2,500,000		2,300,000
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		1,977,000		2,061,121
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		1,100,000		1,080,750
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		117,000	†	11,890,710
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		5,755,000		5,999,588
Comerica, Inc., 5.625% to 7/1/25(a),(b)		3,045,000		3,166,800
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)		1,330,280		1,676,254
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)		4,275,000		4,488,750
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)		77,500	†	7,837,304
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		528,000		520,080
First Citizens BancShares, Inc./NC, 5.80% to 1/4/27, Series B (FRN)(a),(b)		2,674,000		2,707,425
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(c),(d)		14,750	†	12,838,031
Goldman Sachs Capital I, 6.345%, due 2/15/34		1,863,000		2,196,136
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		2,694,000		2,471,745
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)		3,115,000		2,924,985
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		3,553,000		3,638,450

		Principal Amount		Value
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		$596,000		$591,530
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)		1,086,000		1,018,125
JPMorgan Chase & Co., 3.769% (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(d)		1,878,000		1,878,014
JPMorgan Chase & Co., 3.534% (3 Month US LIBOR + 3.32%), Series V (FRN)(a),(d)		6,769,000		6,769,000
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		2,481,000		2,474,301
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		14,573,000		14,946,433
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		7,050,000		7,148,700
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		8,078,000		8,434,926
Mellon Capital IV, 4.00% (3 Month US LIBOR + 0.565%, Floor 4.00%), Series 1 (FRN)(a),(d)		2,967,000		2,601,676
PNC Financial Services Group, Inc./The, 3.995% (3 Month US LIBOR + 3.678%), Series O (FRN)(a),(d)		14,655,000		14,666,758
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		793,000		827,694
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		5,757,000		5,332,421
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		6,720,000		6,228,600
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		5,003,000		4,483,939
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		1,996,000		1,966,060
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		3,368,000		3,457,252
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		2,543,000		2,591,317
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		2,965,000		2,879,756
US Bancorp, 3.50% (3 Month US LIBOR + 1.020%, Floor 3.50%), Series A (FRN)(a),(d)		2,718	†	2,154,287
US Bancorp, 3.70% to 1/15/27(a),(b)		2,740,000		2,486,550
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		15,490,000		14,857,621
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		7,131,000		7,468,296
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		8,278,000		8,360,780
Wells Fargo & Co., 5.95%, due 12/15/36		2,893,000		3,422,977
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		445,000		568,928

				293,331,265

BANKS—FOREIGN	39.2%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		2,200,000		2,402,030
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(f)		2,600,000		2,795,871
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		3,000,000		3,018,750
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		2,200,000		2,422,226
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		1,000,000		1,122,009
Banco de Sabadell SA, 5.00% to 5/19/27 (Spain)(a),(b),(e),(f)		1,000,000		1,004,224
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		2,200,000		2,379,752

	Principal Amount	Value
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(c),(f)	$1,000,000	$927,500
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(f)	2,000,000	1,848,000
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)	3,200,000	3,331,200
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)	7,900,000	8,176,289
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)	1,600,000	1,827,233
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)	2,800,000	3,375,122
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)	2,985,000	2,992,463
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)	1,200,000	1,585,318
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)	4,800,000	4,908,000
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)	1,200,000	1,631,758
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)	2,000,000	2,770,681
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)	1,600,000	2,162,309
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)	8,400,000	8,895,600
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(f)	7,128,000	7,389,954
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(f)	3,200,000	3,458,000
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)	5,200,000	5,606,614
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	1,600,000	1,820,133
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	3,400,000	3,450,895
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(f)	6,400,000	6,651,200
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c)	7,800,000	8,243,625
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)	3,250,000	3,624,238
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(f)	2,600,000	2,411,500
Credit Suisse Group AG, 6.25% to 12/18/24, 144A (Switzerland)(a),(b),(c),(f)	1,000,000	1,011,207
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(f)	7,100,000	7,025,947
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	7,100,000	7,126,625
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(f)	4,000,000	4,045,600
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)	15,400,000	15,673,350
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)	4,063,000	4,212,823
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	1,247,000	1,291,700
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(e),(f)	600,000	560,669

	Principal Amount	Value
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(f)	$3,200,000	$3,136,000
Deutsche Bank AG, 6.75% to 10/30/28 (Germany)(a),(b),(e),(f)	1,000,000	1,133,076
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	4,800,000	4,945,440
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c)	2,295,000	3,388,659
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	5,400,000	5,594,643
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	3,000,000	3,060,000
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(e)	2,000,000	2,114,256
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	4,400,000	4,427,874
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	3,400,000	3,531,988
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	2,400,000	2,480,501
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(f)	3,600,000	3,771,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	6,850,000	7,201,679
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	2,400,000	2,551,778
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(b),(c),(f)	2,400,000	2,393,604
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a),(b),(f)	600,000	779,428
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	4,000,000	4,094,600
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	4,800,000	5,220,552
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(f)	2,600,000	2,729,220
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)	1,000,000	1,017,243
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)	900,000	639,953
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	4,200,000	3,334,702
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(f)	2,600,000	2,431,156
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)	7,000,000	7,087,500
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(f)	9,489,000	9,939,728
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)	4,000,000	4,323,100

		Principal Amount	Value
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(f)		$9,200,000	$9,549,508
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		800,000	772,935
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		2,400,000	2,319,958
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		4,200,000	4,410,000
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(f)		6,200,000	6,472,831
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		3,400,000	3,613,938
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)(a),(b),(e),(f)		800,000	811,899
UniCredit SpA, 6.625% to 6/3/23 (Italy)(a),(b),(e),(f)		1,600,000	1,829,737
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		2,000,000	2,396,475
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		3,600,000	3,769,416

			270,454,792

ELECTRIC	3.7%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		656,000	646,570
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		3,000,000	2,655,000
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		1,850,000	1,836,125
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		3,381,000	3,286,535
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		461,000	458,695
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		4,000,000	4,052,520
Southern California Edison Co., 4.516% (3 Month US LIBOR + 4.199%), Series E (FRN)(a),(d)		4,408,000	4,385,960
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		3,719,000	3,438,402
Southern Co./The, 4.456% (3 Month US LIBOR + 3.63%), due 3/15/57, Series B (FRN)(d)		4,992,000	4,969,417

			25,729,224

ELECTRIC—FOREIGN	1.5%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		2,600,000	2,583,194
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		7,426,000	7,843,713

			10,426,907

FINANCIAL	6.9%
CREDIT CARD	0.7%
American Express Co., 3.55% to 9/15/26(a),(b)		1,279,000	1,168,750
Discover Financial Services, 5.50% to 10/30/27, Series C(a),(b)		1,162,000	1,127,547
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		2,610,000	2,722,700

			5,018,997

		Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES	2.5%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		$6,480,000	$5,961,600
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		2,036,000	1,929,605
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		2,790,000	2,649,294
ILFC E-Capital Trust II, 4.30% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		8,000,000	6,520,000

			17,060,499

INVESTMENT BANKER/BROKER	3.7%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		11,932,000	11,439,805
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		3,025,000	2,720,594
Charles Schwab Corp./The, 5.00% to 6/1/27(a),(b)		3,550,000	3,545,740
Charles Schwab Corp./The, 5.137% (3 Month US LIBOR + 4.82%), (FRN)(a),(d)		1,200,000	1,200,000
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		6,301,000	6,521,535

			25,427,674

TOTAL FINANCIAL			47,507,170

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.2%
General Electric Co., 4.156% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(d)		8,391,000	8,076,337

INSURANCE	15.5%
FINANCE	0.4%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		2,718,000	2,568,279

LIFE/HEALTH INSURANCE	4.2%
AXA SA, 5.125% to 1/17/27, due 1/17/47, Series EMTN (France)(b),(e)		1,500,000	1,559,259
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		3,905,000	3,846,425
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		3,000,000	3,585,000
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		8,750,000	11,388,121
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		1,856,000	1,858,376
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		4,090,000	3,742,350
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		3,130,000	2,899,162

			28,878,693

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	3.3%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		$5,300,000	$5,478,186
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		2,400,000	2,472,300
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		2,353,000	2,447,708
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(c)		2,200,000	2,230,504
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		2,350,000	2,369,423
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		3,600,000	3,363,379
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		3,200,000	4,458,653

			22,820,153

MULTI-LINE	1.7%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		2,960,000	2,984,272
Hartford Financial Services Group, Inc./The, 2.631% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		9,885,000	8,753,205

			11,737,477

MULTI-LINE—FOREIGN	0.6%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		3,000,000	3,836,790
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(a),(b),(e),(f)		400,000	460,200

			4,296,990

PROPERTY CASUALTY	1.4%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		3,225,000	3,079,875
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		4,384,000	4,388,428
Markel Corp., 6.00% to 6/1/25(a),(b)		2,390,000	2,476,637

			9,944,940

PROPERTY CASUALTY—FOREIGN	2.7%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		3,500,000	3,540,407
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(e),(f)		3,800,000	4,487,944

		Principal Amount	Value
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		$2,000,000	$1,872,000
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		5,200,000	5,336,500
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		3,200,000	3,311,240

			18,548,091

REINSURANCE	1.2%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		1,525,000	1,494,500
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		6,768,000	6,412,680

			7,907,180

TOTAL INSURANCE			106,701,803

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.6%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		3,500,000	3,185,770
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		1,223,000	1,353,488

			4,539,258

OIL & GAS—FOREIGN	1.7%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		11,720,000	11,785,925

PIPELINES	1.5%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		5,320,000	5,241,797
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		5,058,000	4,944,195

			10,185,992

PIPELINES—FOREIGN	6.5%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		9,400,000	9,752,500
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		4,534,000	4,652,494
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		7,464,000	7,741,264
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		7,891,000	7,904,809
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		3,229,000	3,268,458

		Principal Amount	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		$11,673,000	$11,828,018
			45,147,543
REAL ESTATE—RETAIL—FOREIGN	1.7%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		6,000,000	5,895,000
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		6,000,000	5,895,000
			11,790,000
UTILITIES	3.9%
ELECTRIC	3.2%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		3,367,000	3,168,347
Edison International, 5.375% to 3/15/26, Series A(a),(b)		3,153,000	3,049,739
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		2,994,000	2,767,262
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		4,240,000	3,969,050
Sempra Energy, 4.875% to 10/15/25(a),(b)		8,700,000	8,765,250
			21,719,648
ELECTRIC—FOREIGN	0.7%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		5,322,000	4,973,808
TOTAL UTILITIES			26,693,456
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$882,670,533)			872,369,672

		Shares
SHORT-TERM INVESTMENTS	3.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(g)		24,930,596	24,930,596
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$24,930,596)			24,930,596
PURCHASED OPTION CONTRACTS (Premiums paid—$758,951)	0.2%		1,533,909

		Value
TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$1,000,308,561)	143.6%	$990,975,150
WRITTEN OPTION CONTRACTS (Premiums received—$409,269)	(0.1)	(875,958)
LIABILITIES IN EXCESS OF OTHER ASSETS	(43.5)	(299,857,172)

NET ASSETS (Equivalent to $23.74 per share based on 29,079,221 shares of common stock outstanding)	100.0%	$690,242,020

Over-the-Counter Option Contracts Purchased Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/5/32	Goldman Sachs International	1.75%	4/1/22	$6,482,500	$108,206	$363,837
Option to receive USD-SOFR-OIS Annually, Pay 2.00% Annually, maturing 8/29/32	Goldman Sachs International	2.00	8/25/22	36,233,000	650,745	1,170,072
				$42,715,500	$758,951	$1,533,909

Over-the-Counter Option Contract (continued)

Written Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/5/32	Goldman Sachs International	2.05%	4/1/22	$(6,482,500)	$(57,809)	$(189,814)
Option to pay USD- SOFR-OIS Annually, Receive 2.30% Annually, maturing 8/29/32	Goldman Sachs International	2.30	8/25/22	(36,233,000)	(351,460)	(686,144)
				$(42,715,500)	$(409,269)	$(875,958)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly) (j)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$85,000,000	0.548%	Monthly	0.396%	Monthly	9/15/25	$5,337,821	$—	$5,337,821
94,000,000	1.181	Monthly	0.396	Monthly	9/15/26	4,730,236	—	4,730,236
90,000,000	0.930	Monthly	0.396	Monthly	9/15/27	6,436,821	—	6,436,821
						$16,504,878	$—	$16,504,878

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	11,618,258	USD	9,161,580	4/4/22	$(131,860)
Brown Brothers Harriman	EUR	29,412,562	USD	33,079,720	4/4/22	542,081
Brown Brothers Harriman	GBP	9,942,807	USD	13,342,650	4/4/22	281,286
Brown Brothers Harriman	USD	7,567,756	CAD	9,445,544	4/4/22	(12,269)
Brown Brothers Harriman	USD	809,450	CAD	1,034,380	4/4/22	17,950
Brown Brothers Harriman	USD	883,464	CAD	1,138,334	4/4/22	27,089
Brown Brothers Harriman	USD	31,101,245	EUR	28,076,304	4/4/22	(41,841)
Brown Brothers Harriman	USD	1,457,156	EUR	1,336,258	4/4/22	21,079
Brown Brothers Harriman	USD	13,065,544	GBP	9,942,807	4/4/22	(4,180)
Brown Brothers Harriman	CAD	9,167,426	USD	7,343,164	5/3/22	11,222
Brown Brothers Harriman	EUR	1,182,901	USD	1,299,619	5/3/22	(10,082)
Brown Brothers Harriman	EUR	29,313,232	USD	32,495,477	5/3/22	40,032
Brown Brothers Harriman	GBP	10,208,716	USD	13,411,292	5/4/22	3,189

						$743,696

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $247,109,639 which represents 35.8% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at March 31, 2022.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $97,088,344 which represents 14.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $264,948,069 which represents 38.4% of the net assets of the Fund (26.4% of the managed assets of the Fund).

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Represents the notional amount of the underlying swap contract.
(j)	Based on 1 month LIBOR. Represents rates in effect at March 31, 2022.

Country Summary	% of Managed Assets
United States	54.6
United Kingdom	9.1
Canada	7.1
France	6.6
Switzerland	5.6
Australia	2.6
Netherlands	1.8
Italy	1.8
Germany	1.5
Spain	1.3
Japan	1.0
Hong Kong	0.8
Ireland	0.5
Other (includes short-term investments)	5.7

100.0

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$92,140,973	$92,140,973	$—	$—
Preferred Securities—Capital Securities	872,369,672	—	872,369,672	—
Short-Term Investments	24,930,596	—	24,930,596	—
Purchased Option Contracts	1,533,909	—	1,533,909	—

Total Investments in Securities(a)	$990,975,150	$92,140,973	$898,834,177	$—

Interest Rate Swap Contracts	$16,504,878	$—	$16,504,878	$—
Forward Foreign Currency Exchange Contracts	943,928	—	943,928	—

Total Derivative Assets(a)	$17,448,806	$—	$17,448,806	$—

Written Option Contracts	$(875,958)	$—	$(875,958)	$—
Forward Foreign Currency Exchange Contracts	(200,232)	—	(200,232)	—

Total Derivative Liabilities(a)	$(1,076,190)	$—	$(1,076,190)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the three months ended March 31, 2022:

	Purchased Option Contracts(a)	Written Option Contracts(a)	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$42,193,375	$42,193,375	$269,000,000	$62,729,074

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.